Average Annual Total Returns - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2024
Fidelity Advisor New Insights Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	28.13%
Past 5 years	13.02%
Past 10 years	10.37%
Fidelity Advisor New Insights Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	26.21%
Past 5 years	10.61%
Past 10 years	8.25%
Fidelity Advisor New Insights Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.84%
Past 5 years	10.11%
Past 10 years	7.99%
Fidelity Advisor New Insights Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	33.86%
Past 5 years	13.50%
Past 10 years	10.36%
Fidelity Advisor New Insights Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	30.85%
Past 5 years	13.27%
Past 10 years	10.36%
Fidelity Advisor New Insights Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	36.26%
Past 5 years	14.65%
Past 10 years	11.30%
Fidelity Advisor New Insights Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	36.43%
Past 5 years	14.79%
Past 10 years	11.44%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%